Leases - Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contractual cash payments for the remaining lease term
2026	$ 140,017
2027	143,117
2028	121,416
Less implied interest	(46,406)
Total	$ 358,144
Operating Lease, Discount rate applied	8.47%
Remaining lease term (months)	34 months
Lease expense
Lease expense	$ 139,781	$ 136,022